WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 89.2%
Alabama - 3.5%
Hoover, AL, IDA Revenue, United States Steel Corp. Project, Series 2019	5.750%	10/1/49	$100,000	$108,441	(a)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	470,000	477,319
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	75,000	79,358
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	105,000	114,931
Lower Alabama Gas District, Natural Gas Revenue, Series 2020	4.000%	12/1/23	1,000,000	1,014,782
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project #2, Series A	4.000%	6/1/24	645,000	657,435	(b)(c)

Total Alabama				2,452,266

Alaska - 1.0%
Alaska State Housing Finance Corp. Revenue, State Capital Project II, Series B	5.000%	12/1/37	75,000	84,415
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	150,000	162,047	(a)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	500,000	479,649

Total Alaska				726,111

Arizona - 4.1%
Arizona State IDA, Education Revenue:
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/37	45,000	48,099
Academies Math & Science Project, Refunding, SD Credit Program	5.000%	7/1/38	500,000	536,584
Academies Math & Science Project, Series S, Refunding, SD Credit Program	5.000%	7/1/47	50,000	52,879
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	500,000	524,684	(a)(b)(c)
Maricopa County, AZ, IDA, Legacy Traditional School Projects, Series A, SD Credit Program	4.000%	7/1/34	400,000	408,581
Phoenix, AZ, IDA, Great Hearts Academies, Refunding	5.000%	7/1/36	75,000	77,129

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	1

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Queen Creek, AZ, Excise Tax & State Shared Revenue, Series A	5.000%	8/1/47	$585,000	$647,106
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/32	495,000	553,077

Total Arizona				2,848,139

California - 9.6%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	50,000	52,929
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/36	50,000	52,833
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/37	200,000	211,143
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	1.890%	4/1/24	160,000	160,732	(b)(c)
California State Health Facilities Financing Authority Revenue, Memorial Health Services, Series A, Refunding	5.000%	10/1/33	115,000	116,094
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	100,000	105,604	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	100,000	104,516	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	75,000	73,488	(a)
California State, GO, Various Purpose, Refunding	4.000%	11/1/36	15,000	15,732
California Statewide CDA, Community Improvement Authority Revenue, Renaissance at City Center, Series A	5.000%	7/1/51	100,000	100,431
California Statewide CDA, Student Housing Revenue, University of CA, Irvine Campus Apartments, Phase IV	5.000%	5/15/33	50,000	53,242
Eastern Municipal Water District Financing Authority, CA, Water & Wastewater Revenue, Series D	5.000%	7/1/47	50,000	54,447
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series A	5.500%	11/15/37	50,000	59,944
Los Angeles County, CA, MTA, Sales Tax Revenue, Senior Proposition C, Series B	5.000%	7/1/32	500,000	570,962

See Notes to Schedule of Investments.

2	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/44	$415,000	$443,166	(a)
Subordinated, Los Angeles International Airport, Series C	5.000%	5/15/37	95,000	102,320	(a)
Los Angeles, CA, Department of Water & Power Waterworks Revenue, Series A	5.000%	7/1/48	500,000	551,947
Los Angeles, CA, Wastewater System Revenue, Green Bonds, Subordinated, Series A	5.000%	6/1/48	100,000	110,638
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series A	6.125%	11/1/29	50,000	56,407
Series B	6.125%	11/1/29	145,000	163,591
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	250,000	255,312	(b)(c)
Port of Oakland, CA, Intermediate Lien Revenue:
Series H, Refunding	5.000%	5/1/29	150,000	167,734	(a)
Series H, Refunding	5.000%	11/1/29	300,000	337,042	(a)
Riverside County, CA, Transportation Commission Sales Tax Revenue, Series B, Refunding	5.000%	6/1/37	100,000	110,345
Riverside, CA, Electric Revenue, Series A, Refunding	5.000%	10/1/48	100,000	110,730
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/34	100,000	112,887
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/36	100,000	112,339
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, Series A	5.000%	4/1/48	300,000	324,646
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series B	5.000%	5/1/46	400,000	419,059	(a)
SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	100,000	109,685	(a)
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Capital Project, Series A	5.000%	7/15/43	50,000	55,548
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/52	250,000	256,198
Southern California Water Replenishment District, Financing Authority, Replenishment Revenue, Series 2018	5.000%	8/1/48	500,000	552,740
Stockton, CA, PFA Parking Revenue, Refunding	5.000%	3/1/35	430,000	463,828
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	100,000	104,315

Total California				6,652,574

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	3

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 1.4%
Arvada, CO, Vauxmont Metropolitan District, GO, Refunding, AGM	5.000%	12/15/24	$130,000	$138,637
Colorado State Educational & Cultural Facilities Authority Revenue, University of Denver Project, Series A	5.000%	3/1/43	50,000	54,274
Colorado State Health Facilities Authority Revenue:
Commonspirit Health Project, Series A-2	5.000%	8/1/44	200,000	208,831
Improvement and Refunding Revenue, Bethesda Project, Series A	5.000%	9/15/48	50,000	51,546
Colorado State High Performance Transportation Enterprise Revenue:
C-470 Express Lanes	5.000%	12/31/47	100,000	102,325
C-470 Express Lanes	5.000%	12/31/51	230,000	235,054
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	100,418	(a)
University of Colorado Enterprise Revenue:
Series B, Refunding	5.000%	6/1/37	15,000	15,000	(d)
Series B, Refunding	5.000%	6/1/37	60,000	60,000	(d)

Total Colorado				966,085

Connecticut - 1.6%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	50,000	53,751
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	550,810
Transportation Infrastructure, Series A	5.000%	5/1/38	200,000	227,341
Connecticut State, GO:
Series A	4.000%	4/15/37	125,000	128,031
Series E	5.000%	10/15/34	50,000	54,217
University of Connecticut, Student Fee Revenue, Series A	5.000%	11/15/43	100,000	111,336

Total Connecticut				1,125,486

District of Columbia - 0.1%
District of Columbia Revenue, KIPP DC Project, Series B, Refunding	5.000%	7/1/42	75,000	79,119

Florida - 3.3%
Broward County, FL, Airport System Revenue:
Series 2017	5.000%	10/1/47	50,000	53,031	(a)
Series A	5.000%	10/1/45	250,000	263,170	(a)

See Notes to Schedule of Investments.

4	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Broward County, FL, Port Facilities Revenue, Series B	5.000%	9/1/31	$200,000	$223,758	(a)
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	100,000	100,022	(e)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Priority Subordinated, Series A	5.000%	10/1/47	25,000	26,516	(a)
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	200,000	215,703	(a)
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	4.000%	10/1/41	150,000	150,933
Series A, Refunding	5.000%	10/1/49	300,000	319,308	(a)
Series B, Refunding	5.000%	10/1/40	200,000	211,764	(a)
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	5,000	5,336
Palm Beach County, FL, Health Facilities Authority Revenue, ACTS Retirement-Life Communities, Series B	5.000%	11/15/42	500,000	542,025
Tampa, FL, Hospital Revenue, H. Lee Moffitt Cancer Center Project, Series B	5.000%	7/1/50	100,000	107,334
Volusia County, FL, EFA Revenue, Educational Facilities Embry-Riddle Aeronautical University Inc. Project, Refunding	5.000%	10/15/42	50,000	53,771

Total Florida				2,272,671

Georgia - 1.2%
Dahlonega, GA, Downtown Development Authority Revenue, North Georgia MAC LLC Project, Refunding	5.000%	7/1/39	100,000	108,385
Fulton County, GA, Development Authority Revenue, Georgia Institute of Technology	5.000%	6/15/44	100,000	111,013
Georgia State Higher Education Facilities Authority Revenue, USG Real Estate, Refunding	5.000%	6/15/33	50,000	56,428
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4, Project J, Series A	5.000%	1/1/56	175,000	189,231
Project One Subordinated, Series A	5.000%	1/1/45	100,000	109,829
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	200,000	210,901
Series C	4.000%	9/1/26	80,000	81,717	(b)(c)

Total Georgia				867,504

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	5

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Idaho - 0.2%
Idaho State Health Facilities Authority Revenue, Trinity Health Credit Group, Series A	5.000%	12/1/47	$100,000	$106,239

Illinois - 11.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	100,000	102,719
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/38	1,100,000	1,165,933
Dedicated, Series A	5.000%	12/1/47	750,000	785,812
Dedicated, Series H	5.000%	12/1/46	100,000	103,238
Series C, Refunding	5.000%	12/1/25	100,000	104,830
Chicago, IL, GO:
Series A	5.000%	1/1/44	125,000	130,558
Series A, Refunding	5.000%	1/1/26	250,000	262,801
Series C, Refunding	5.000%	1/1/25	30,000	31,203
Chicago, IL, O’Hare International Airport Revenue:
Series D, Refunding	5.000%	1/1/46	10,000	10,387
TrIPS Obligated Group	5.000%	7/1/48	50,000	52,328	(a)
Chicago, IL, Transit Authority Revenue, Series A, Refunding	5.000%	12/1/45	50,000	54,240
Chicago, IL, Wastewater Transmission Revenue, Second Lien, Series A	5.000%	1/1/47	35,000	37,045
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	30,000	33,022
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	60,000	65,853
Elk Grove Village, IL, GO, Cook and DuPage Counties, Refunding	5.000%	1/1/36	35,000	38,428
Illinois State Finance Authority Revenue:
Benedictine University, Refunding	4.000%	10/1/33	100,000	96,274
Northshore University Health System, Refunding	5.000%	8/15/32	100,000	114,089
University of Illinois at Urbana, Academic Facilities Lease Revenue Bonds	5.000%	10/1/49	50,000	55,636
University of Illinois, Health Services Facility Lease Revenue Bonds	5.000%	10/1/30	250,000	281,532
Illinois State Sales Tax Revenue, Subordinated, Series D, Refunding	5.000%	6/15/23	205,000	210,773
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	50,000	57,407

See Notes to Schedule of Investments.

6	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State, GO:
Series 2016	5.000%	1/1/33	$25,000	$25,824
Series 2016, Refunding	5.000%	2/1/27	25,000	27,235
Series 2016, Refunding	5.000%	2/1/29	20,000	21,455
Series A	5.000%	5/1/36	250,000	260,700
Series A	5.000%	3/1/46	400,000	416,874
Series A, Refunding	5.000%	10/1/29	150,000	163,132
Series A, Refunding	5.000%	10/1/30	350,000	376,629
Series D	5.000%	11/1/27	225,000	246,267
Kane County, IL, School District No 131 Aurora East Side, GO, Series A, AGM	4.000%	12/1/34	725,000	756,985
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	5.000%	12/15/45	500,000	527,257
McCormick Place Expansion Project, Series A, Refunding	4.000%	6/15/50	500,000	473,352
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	60,000	63,546
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	415,000	476,429

Total Illinois				7,629,793

Indiana - 1.5%
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	100,000	99,926
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	100,000	102,665	(e)
Indiana State Finance Authority Wastewater Utility Revenue, Green Bonds, CWA Authority Project, Series A	5.000%	10/1/41	100,000	108,575
Indianapolis, IN, Local Public Improvement Bond Bank:
Courthouse and Jail Project, Series A	4.000%	2/1/44	100,000	102,187
Courthouse and Jail Project, Series A	5.000%	2/1/54	300,000	333,175
Indianapolis Airport Authority Project, Revenue, Series D, Refunding	5.000%	1/1/26	300,000	323,354	(a)

Total Indiana				1,069,882

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	7

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - 0.5%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	$300,000	$321,785	(b)(c)

Kansas - 0.6%
Wyandotte County, KS, USD #202 Turner, GO, Series A, AGM	4.000%	9/1/37	400,000	433,412	(d)

Kentucky - 3.9%
Ashland, KY, Medical Center Refunding Revenue Bonds:
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/25	625,000	660,975
Ashland Hospital Corporation, King’s Daughters Medical Center, Refunding	5.000%	2/1/26	550,000	591,472
Kentucky State Economic Development Finance Authority Revenue, Louisville Arena, Louisville Arena Authority Inc., Refunding, AGM	5.000%	12/1/45	100,000	111,814
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	300,000	309,492	(b)(c)
Series C	4.000%	6/1/25	200,000	205,473	(b)(c)
Louisville/Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Inc., Series A	4.000%	10/1/40	500,000	504,075
Owensboro, KY, Electric Light & Power System Revenue, Series B, Refunding	5.000%	1/1/24	345,000	360,795

Total Kentucky				2,744,096

Louisiana - 0.5%
Louisiana State PFA, Lease Revenue, Provident Group, Flagship Properties	5.000%	7/1/42	50,000	53,270
Shreveport, LA, Water & Sewer Revenue, Series A, AGM	5.000%	12/1/41	10,000	11,054
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Refunding	2.200%	7/1/26	125,000	118,412	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	150,000	143,082	(b)(c)

Total Louisiana				325,818

Maryland - 0.4%
Maryland State Stadium Authority Built to Learn Revenue, Series A	4.000%	6/1/47	250,000	251,967

See Notes to Schedule of Investments.

8	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 1.5%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	$250,000	$282,380
Massachusetts State DFA Revenue:
Broad Institute Inc., Refunding	5.000%	4/1/36	85,000	94,039
UMass Boston Student Housing Project	5.000%	10/1/28	10,000	10,337
Wellforce Issue, Series A, Refunding	5.000%	7/1/39	50,000	54,073
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	75,000	80,092
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/36	160,000	175,668	(a)
Series E	5.000%	7/1/51	250,000	273,979	(a)
Massachusetts State Water Resources Authority Revenue, Series B, Refunding	5.000%	8/1/40	50,000	55,840	(d)

Total Massachusetts				1,026,408

Michigan - 2.9%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	100,000	105,021
Great Lakes Water Authority, MI, Water Supply System Revenue:
Senior Lien, Series A	5.000%	7/1/45	750,000	846,874
Senior Lien, Series A	5.000%	7/1/49	650,000	729,355
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	100,000	98,637
Tobacco Settlement Asset Backed Senior Bonds, Series A, Refunding	4.000%	6/1/49	50,000	48,552
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	50,000	52,360
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	100,000	102,126	(a)

Total Michigan				1,982,925

Missouri - 0.1%
Missouri State HEFA Revenue, Lutheran Senior Service Projects, Series A	5.000%	2/1/42	50,000	51,893

Nebraska - 0.6%
Douglas County, NE, Hospital Authority No. 2 Revenue, Children’s Hospital Obligated Group, Series A, Refunding	4.000%	11/15/36	425,000	436,436

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	9

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - 0.3%
Sparks, NV, Tourism Improvement, Senior Sales Tax Anticipation Revenue, Series A, Refunding	2.750%	6/15/28	$250,000	$229,525	(f)

New Jersey - 6.0%
Essex County, NJ, Improvement Authority, GO:
CHF-Newark LLC, New Jersey Institute of Technology Lease Revenue Bonds, Series A, BAM	5.000%	8/1/35	180,000	203,802
CHF-Newark LLC, New Jersey Institute of Technology Lease Revenue Bonds, Series A, BAM	5.000%	8/1/36	215,000	241,312
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	1/1/39	85,000	87,118	(a)
Private Activity-The Goethals Bridge Replacement Project, AGM	5.125%	7/1/42	150,000	153,564	(a)
School Facilities Construction, Series BBB, Refunding	5.500%	6/15/31	100,000	114,453	(d)
School Facilities Construction, Series DDD	5.000%	6/15/33	50,000	53,438
School Facilities Construction, Series I, Refunding, State Appropriations (SIFMA Municipal Swap Index Yield + 1.600%)	2.390%	3/1/28	325,000	327,443	(c)
School Facilities Construction, Series QQQ	5.000%	6/15/31	400,000	445,991
Transit Transportation Project, Series A	5.000%	11/1/32	150,000	164,789
New Jersey State EDA, Lease Revenue, Health Department and Taxation Division Office Project, Series A	5.000%	6/15/33	105,000	112,870
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	100,000	106,033	(a)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	50,000	53,527
New Jersey State Transportation Trust Fund Authority Revenue:
Highway Reimbursement, Refunding	5.000%	6/15/31	60,000	64,350
Transportation Program, Series AA	5.250%	6/15/43	100,000	108,731
Transportation Program, Series AA	5.000%	6/15/45	100,000	103,218
Transportation Program, Series AA	4.000%	6/15/50	500,000	490,781
Transportation Program, Series AA, Refunding	5.000%	6/15/36	300,000	336,098
Transportation Program, Series BB	4.000%	6/15/36	500,000	505,179
Transportation System, Series A, Refunding	5.000%	12/15/25	100,000	107,463
Transportation System, Series A, Refunding	5.000%	12/15/28	150,000	165,031

See Notes to Schedule of Investments.

10	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Turnpike Authority Revenue:
Series A, Refunding	5.000%	1/1/35	$100,000	$107,432
Series G, Refunding	5.000%	1/1/35	60,000	66,405
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	30,000	32,313

Total New Jersey				4,151,341

New Mexico - 0.0%††
Farmington, NM, PCR, Public Service Co. Project, Refunding	2.125%	6/1/22	35,000	35,000	(b)(c)

New York - 10.3%
Hempstead Town, NY, Local Development Corp. Revenue, Hofstra University Project, Refunding	5.000%	7/1/42	100,000	107,557
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	140,000	152,666
Long Island, NY, Power Authority Electric System Revenue, Series B, Refunding	1.650%	9/1/24	250,000	245,725	(b)(c)
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2, Refunding	5.000%	11/15/24	50,000	52,887
Green Bonds, Series D-1	5.000%	11/15/43	100,000	107,535
Green Bonds, Series D-3	4.000%	11/15/49	100,000	96,824
Green Bonds, Series E	5.000%	11/15/33	250,000	274,214
Series A-2	5.000%	5/15/30	335,000	372,653	(b)(c)
Series F, Refunding	5.000%	11/15/27	500,000	535,429
New York City, NY, GO:
Subseries F-1	5.000%	3/1/37	250,000	287,215
Subseries F-1	5.000%	3/1/50	250,000	278,606
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	100,000	96,730
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Subordinated, Second General Resolution Fiscal 2021, Series AA-1, Refunding	4.000%	6/15/50	500,000	517,135
Subordinated, Second General Resolution Fiscal 2021, Series BB-1, Refunding	5.000%	6/15/46	30,000	32,710
New York State Dormitory Authority Revenue:
New York University, Series A, Refunding	5.000%	7/1/43	50,000	54,750
Series B, Refunding	5.000%	2/15/43	100,000	108,007

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	11

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Dormitory Authority, Sales Tax Revenue:
Bidding Group 3, Series E, Refunding	5.000%	3/15/38	$100,000	$110,815
Bidding Group 4, Series E, Refunding	5.000%	3/15/44	100,000	109,712
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	100,000	100,432	(f)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/46	50,000	53,067
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	75,000	78,390	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	45,000	46,804	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	241,296	(a)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	50,000	52,099	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	25,000	25,913	(a)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.250%	1/1/50	750,000	781,746	(a)
Terminal 4 John F. Kennedy International Airport Project, Series A	4.000%	12/1/40	300,000	292,316	(a)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 185	5.000%	9/1/25	10,000	10,541	(a)
Consolidated Series 221	4.000%	7/15/50	500,000	497,362	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	175,000	193,251
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/51	265,000	298,274
Senior Lien, MTA Bridges & Tunnels, Series A-1, Refunding	5.000%	5/15/51	500,000	564,843
Troy, NY, Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A, Refunding	5.000%	9/1/28	325,000	362,307

Total New York				7,139,811

See Notes to Schedule of Investments.

12	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.3%
Charlotte, NC, Lease Revenue, COP, Convention Facility Project, Series A, Refunding	4.000%	6/1/49	$70,000	$71,335
North Carolina State Medical Care Commission, Retirement Facilities Revenue, The Forest at Duke Project	4.000%	9/1/41	160,000	158,718
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/42	5,000	5,183

Total North Carolina				235,236

Ohio - 4.0%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	4.000%	2/15/37	250,000	258,390
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	250,000	253,950
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	100,000	92,442	(a)(b)(c)
American Electric Co. Project, Series D, Refunding	2.100%	10/1/24	250,000	243,618	(a)(b)(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	100,000	104,147	(a)(b)(c)(e)
Ohio State Higher Educational Facility Commission College & University Revenue:
University of Dayton 2018 Project, Series B, Refunding	5.000%	12/1/34	500,000	543,314
Xavier University 2020 Project	5.000%	5/1/33	495,000	553,972
Ohio State Hospital Revenue, University Hospitals Health Systems Inc., Series E	4.000%	1/15/37	100,000	101,170
Warrensville Heights, OH, School District, GO:
Refunding, BAM	5.000%	12/1/44	425,000	456,077	(d)
Refunding, BAM	5.000%	12/1/44	175,000	185,509

Total Ohio				2,792,589

Oklahoma - 0.7%
Oklahoma State Development Finance Authority Revenue, Gilcrease Expressway West Project, Series A	1.625%	7/6/23	500,000	492,062	(a)

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	13

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.5%
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	$150,000	$162,743	(a)
Salem, OR, Hospital Facility Authority Revenue, Capital Manor Project, Refunding	4.000%	5/15/32	185,000	180,834

Total Oregon				343,577

Pennsylvania - 3.3%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/38	150,000	152,292
Berks County, PA, IDA, Healthcare Facilities Revenue, Highlands at Wyomissing, Refunding	5.000%	5/15/32	50,000	51,998
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	50,000	55,566
Lancaster County, PA, Hospital Authority Revenue, Penn State Health	5.000%	11/1/37	600,000	660,866
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	2.150%	7/1/24	100,000	97,783	(a)(b)(c)
Pennsylvania State Turnpike Commission Revenue:
Series A	5.000%	12/1/44	175,000	193,430
Series A, Refunding	5.000%	12/1/47	250,000	279,668
Series A-1	5.000%	12/1/47	25,000	26,920
Subordinated, Series B	5.000%	12/1/48	100,000	107,055
Philadelphia, PA, Authority for IDR:
Charter School Revenue, Philadelphia Performing Arts: A String Theory Charter School Project, Refunding	5.000%	6/15/50	100,000	100,784
Lease Revenue, Refunding	5.000%	10/1/30	100,000	115,372
Philadelphia, PA, Authority for IDR, City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	250,000	279,346
Philadelphia, PA, GO, Series B	5.000%	2/1/35	150,000	169,877
State Public School Building Authority, PA, Lease Revenue, Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	20,000	22,070

Total Pennsylvania				2,313,027

Puerto Rico - 3.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	519,508	(f)

See Notes to Schedule of Investments.

14	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	$195,000	$181,350	*(g)
Series A	5.000%	7/1/42	320,000	297,600	*(g)
Series A	5.050%	7/1/42	100,000	93,000	*(g)
Series XX	5.250%	7/1/40	360,000	336,600	*(g)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	60,000	50,022
CAB, Restructured, Series A-1	0.000%	7/1/46	630,000	191,691
Restructured, Series A-1	4.550%	7/1/40	10,000	10,130
Restructured, Series A-1	4.750%	7/1/53	358,000	360,184
Restructured, Series A-2	4.329%	7/1/40	130,000	130,162

Total Puerto Rico				2,170,247

South Dakota - 0.0%††
South Dakota State HEFA Revenue, Regional Health	5.000%	9/1/40	25,000	26,511

Tennessee - 0.9%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Series B, Refunding	5.000%	7/1/46	50,000	54,973
Tennessee State Energy Acquisition Corp., Natural Gas Revenue:
Series 2018	4.000%	11/1/25	100,000	103,019	(b)(c)
Series A	5.250%	9/1/26	425,000	459,438

Total Tennessee				617,430

Texas - 4.9%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A, Refunding, PSF - GTD	5.000%	12/1/37	20,000	21,914
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	100,000	104,327
Austin, TX, Airport System Revenue, Series B	5.000%	11/15/44	250,000	271,556	(a)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series E	4.000%	1/1/50	500,000	502,872
Forney, TX, ISD, GO, School Building, Series 2019, PSF - GTD	5.000%	2/15/49	100,000	109,727
Grand Parkway Transportation Corp., TX, System Toll Revenue, First Tier Toll Revenue, Series C, Refunding	4.000%	10/1/40	500,000	512,816
Harris County, TX, Cultural Education Facilities Finance Corp., Thermal Utility Revenue, Teco Project, Refunding	5.000%	11/15/33	200,000	225,176

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	15

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Technical Operations Center Project	5.000%	7/15/28	$100,000	$102,700	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B1	4.000%	7/15/41	400,000	357,462	(a)
Subordinated Lien, Series A, Refunding	4.000%	7/1/46	330,000	329,949	(a)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	100,000	99,462
Southwest Texas, Higher Education Authority Inc. Revenue, Southern Methodist University Project, Refunding	5.000%	10/1/41	50,000	55,303
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	4.000%	10/1/47	250,000	250,106
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue:
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	50,000	53,853
Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/46	50,000	53,079
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	135,000	145,377
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	5,000	5,168	(a)
Senior Lien, LBJ Infrastructure Group LLC, Series A	4.000%	12/31/35	75,000	74,987
West Harris County, TX, Regional Water Authority Revenue, Series 2019	4.000%	12/15/49	100,000	102,166

Total Texas				3,378,000

Utah - 3.2%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.000%	7/1/43	250,000	266,829	(a)
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	5,000	5,334
Utah Charter Academies Project, Series 2018, UT CSCE	5.000%	10/15/38	220,000	240,700
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	200,000	209,577

See Notes to Schedule of Investments.

16	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - (continued)
Vineyard Redevelopment Agency, UT, Tax Increment Revenue:
Series 2021, Refunding, AGM	5.000%	5/1/31	$235,000	$274,723
Series 2021, Refunding, AGM	4.000%	5/1/37	275,000	289,802
Series 2021, Refunding, AGM	4.000%	5/1/39	300,000	314,956
Series 2021, Refunding, AGM	4.000%	5/1/41	290,000	303,477
Series 2021, Refunding, AGM	4.000%	5/1/46	275,000	284,788

Total Utah				2,190,186

Virginia - 1.2%
Arlington County, VA, IDA Revenue:
Refunding	5.000%	2/15/43	50,000	55,414
Virginia Hospital Center, Refunding	5.000%	7/1/36	200,000	219,035
Virginia State Small Business Financing Authority Revenue:
Bon Secours Mercy Health, Series A, Refunding	4.000%	12/1/49	250,000	250,369
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	85,000	93,998
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	200,000	216,855	(a)

Total Virginia				835,671

Washington - 0.6%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2019	5.000%	4/1/34	250,000	276,817	(a)
Washington State Health Care Facilities Authority Revenue, Seattle Cancer Care Alliance, Refunding	5.000%	9/1/55	100,000	107,274

Total Washington				384,091

West Virginia - 0.2%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	100,000	112,137	(b)(c)

Wisconsin - 0.2%
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	50,000	53,610
Public Finance Authority, WI, Student Housing Revenue, CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	100,000	106,141

Total Wisconsin				159,751

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $64,186,788)				61,976,801

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	17

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 9.1%
MUNICIPAL BONDS - 9.0%
Minnesota - 0.6%
Minneapolis, MN, Health Care System Revenue, Fairview Health Services, Series C, Refunding, LOC - Wells Fargo Bank N.A.	0.580%	11/15/48	$400,000	$400,000	(h)(i)

New Jersey - 0.4%
New Jersey State Health Care Facilities Financing Authority Revenue, Hospital Capital Asset Financing Program, Series B, Refunding, LOC - TD Bank N.A.	0.780%	7/1/35	300,000	300,000	(h)(i)

New York - 1.9%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	0.790%	11/1/38	200,000	200,000	(h)(i)
New York City, NY, GO, Subseries E-5, LOC - TD Bank N.A.	0.600%	3/1/48	400,000	400,000	(h)(i)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	0.580%	6/15/33	350,000	350,000	(h)(i)
New York State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co. of New York Inc. Project, Subseries C-3, LOC - Mizuho Bank Ltd.	0.700%	11/1/39	400,000	400,000	(a)(h)(i)

Total New York				1,350,000

Oregon - 0.2%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	0.600%	8/1/34	100,000	100,000	(h)(i)

Pennsylvania - 5.8%
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, Series D, LOC - TD Bank N.A.	0.840%	11/1/55	300,000	300,000	(h)(i)
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	0.790%	12/1/39	3,700,000	3,700,000	(h)(i)

Total Pennsylvania				4,000,000

Utah - 0.1%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series B, SPA - JPMorgan Chase & Co.	0.620%	5/15/37	100,000	100,000	(h)(i)

TOTAL MUNICIPAL BONDS (Cost - $6,250,000)				6,250,000

See Notes to Schedule of Investments.

18	Western Asset SMASh Series TF Fund 2022 Quarterly Report

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
OVERNIGHT DEPOSITS - 0.1%
BNY Mellon Cash Reserve Fund (Cost - $82,989)	0.150%	82,989	$82,989

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,332,989)			6,332,989

TOTAL INVESTMENTS - 98.3% (Cost - $70,519,777)			68,309,790
Other Assets in Excess of Liabilities - 1.7%			1,171,497

TOTAL NET ASSETS - 100.0%			$69,481,287

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(e)	Securities traded on a when-issued or delayed delivery basis.

(f)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(g)	The coupon payment on this security is currently in default as of May 31, 2022.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Schedule of Investments.

Western Asset SMASh Series TF Fund 2022 Quarterly Report	19

WESTERN ASSET SMASh SERIES TF FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2022

Abbreviation(s) used in this schedule:

AGM	—	Assured Guaranty Municipal Corporation — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
CDA	—	Communities Development Authority
COP	—	Certificates of Participation
CSCE	—	Charter School Credit Enhancement
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EFA	—	Educational Facilities Authority
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFA	—	Municipal Finance Authority
MTA	—	Metropolitan Transportation Authority
NATL	—	National Public Finance Guarantee Corporation — Insured Bonds
PCR	—	Pollution Control Revenue
PEA	—	Public Energy Authority
PFA	—	Public Facilities Authority
PSF	—	Permanent School Fund
SD	—	School District
SIFMA	—	Securities Industry and Financial Markets Association
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
USD	—	Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

20	Western Asset SMASh Series TF Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series TF Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadviser do not charge investment management fees to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the

21

Notes to Schedule of Investments (unaudited) (continued)

Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$61,976,801	—	$61,976,801
Short-Term Investments†:
Municipal Bonds	—	6,250,000	—	6,250,000
Overnight Deposits	—	82,989	—	82,989

Total Short-Term Investments	—	6,332,989	—	6,332,989

Total Investments	—	$68,309,790	—	$68,309,790

†	See Schedule of Investments for additional detailed categorizations.

23